Significant Accounting Policies and Recent Accounting Pronouncements, Vessels' Depreciation (Details) - Vessels [Member] - USD ($)	Dec. 31, 2025	Dec. 29, 2025
Vessels' Depreciation [Abstract]
Estimated useful life	25 years
Estimated residual scrap rate per light-weight ton		$ 370